OTHER (LOSS) INCOME, NET	12 Months Ended
Dec. 31, 2011
Other Income and Other Expense Disclosure [Text Block]

23. OTHER (LOSS) INCOME, NET

          Other (loss) income, net for the years ended December 31, 2009, 2010 and 2011 consists of:

	For the Years Ended December 31,

	2009	2010	2011

	US$	US$	US$

Change in value of guarantee assets	(42)	—	—
Change in value of guarantee liabilities	42	—	—
Fees for supporting service provided to an equity investee	32	—	—
Remeasurement gain on pre-existing interest in an equity investee at acquisition date fair value	105	—	—
Loss on disposal of property, plant and equipment	(276)	(65)	(264)
Reimbursement from ADS depositary bank	—	446	527
Others	(86)	(259)	(611)

Other (loss) income, net	(225)	122	(348)

          For the years ended December 31, 2010 and 2011, a net reimbursement amounting to US$446 and US$527, respectively, was received from Bank of New York Mellon, the Company’s ADS depositary bank, for the establishment of an ADS depositary receipt facility after the Company’s IPO.